Defined Benefit Plans (Components of Net Periodic Benefit Cost of Defined Benefit Pension Plans) (Q2) (Details) - Defined benefit pension plans - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Service cost					$ (5)	$ (6)
Interest cost					(4)	(1)
Expected return on plan assets					4	2
Amortization of net loss					0	(1)
Net periodic pension cost					$ (4)	$ (5)
Foreign Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ (1)	$ (1)	$ (2)	$ (2)
Interest cost	(1)	(1)	(2)	(2)
Expected return on plan assets	2	1	3	2
Amortization of net loss	0	0	0	0
Net periodic pension cost	$ 0	$ (1)	$ (1)	$ (2)